Consolidated Balance Sheets (Parenthetical) - SFr / shares	Dec. 31, 2019	Dec. 31, 2018
Consolidated Balance Sheets
Common stock, par value (in Swiss francs per share)	SFr 0.12	SFr 0.12
Common stock, shares issued (in shares)	2,168,148,264	2,168,148,264
Treasury stock (in shares)	34,647,153	36,185,858